UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2003

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                International Specialty Products Inc.
Address:             300 Delaware Avenue, Suite 303
                     Wilmington, Delaware  19801

Form 13F File Number:  028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Richard A. Weinberg
Title:               Executive Vice President and General Counsel
Phone:               973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg    Wayne, New Jersey     August 12, 2003
--------------------------  ------------------- ------------------------
     [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                     2

Form 13F Information Table Entry Total:                5

Form 13F Information Table Value Total:         $315,180
                                              (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number              Name
---       --------------------              ----

2                   028-06621          ISP Investco LLC

3                   028-06623          International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1             Column 2   Column 3      Column 4       Column 5       Column 6    Column 7               Column 8

                      Title                                   Shares
                        Of                     Value            or         Investment     Other            Voting Authority
Name of Issuer        Class       CUSIP      (x $1,000)      Prin Amt      Discretion   Managers   Sole        Shared          None
--------------        -----       -----      ----------      --------      ----------   --------   -----       ------          ----
Hercules Inc.          COM      427056106        99,531    9,893,700SH      DEFINED        2,3                 9,893,700
Northrop Grumman       COM      666807102        86,857    1,012,079SH      DEFINED        2,3                 1,012,079
Concord EFS            COM      206197105        92,232    6,291,375SH      DEFINED        2,3                 6,291,375
AT&T Corp.             COM      001957505        18,309      946,220SH      DEFINED        2,3                   946,220
JD Edwards             COM      281667105        18,251    1,283,500SH      DEFINED        2,3                 1,283,500


                                 Column Total   315,180


Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.


As of 6/29/03